     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 18, 1999

                                             1933 ACT REGISTRATION NO. 333-42479
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                       POST-EFFECTIVE AMENDMENT NO. 2 TO
                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6


               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                  LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT M

                           (EXACT NAME OF REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                              (NAME OF DEPOSITOR)

              1300 South Clinton Street, Fort Wayne, Indiana 46802

              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code

                                 (219) 455-2000

             Jack D. Hunter, Esquire                              COPY TO:
   The Lincoln National Life Insurance Company           George N. Gingold, Esquire
              200 East Berry Street                         197 King Philip Drive
                  P.O. Box 1110                         West Hartford, CT 06117-1409
            Fort Wayne, Indiana 46802
     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                                  Continuous.

  INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The first Form 24F-2 for Registrant, for the fiscal year ending December 31, 1998 is not yet due.

    It is proposed that this filing will become effective:


        / /  immediately on filing
        /X/  on April 19, 1999, pursuant to Rule 485(b)(2)(iii)
        / /  60 days after filing pursuant to Rule 485(a)
        / /  on            pursuant to Rule 485(a)

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6

  ITEM OF FORM
     N-8B-2        LOCATION IN PROSPECTUS
-----------------  --------------------------------------------------------------
             1     Cover Page Highlights
             2     Cover Page
             3     *
             4     Distribution of Policies
             5     Lincoln Life (Lincoln Life, the Separate Account and the
                   General Account)
          6(a)     The Variable Account (Lincoln Life, the Separate Account and
                   the General Account)
          6(b)     *
             9     Legal Proceedings
     10(a)-(c)     Short-Term Right to Cancel the Policy; Surrenders;
                   Accumulation Value; Reports to Policy Owners
         10(d)     Right to Exchange for a Fixed Benefit Policy; Policy Loans;
                   Surrenders; Allocation of Net Premium Payments
         10(e)     Lapse and Reinstatement
         10(f)     Voting Rights
     10(g)-(h)     Substitution of Securities
         10(i)     Premium Payments; Transfers; Death Benefit; Policy Values;
                   Settlement Options
            11     The Funds
            12     The Funds
            13     Charges; Fees
            14     Issuance
            15     Premium Payments; Transfers
            16     The Variable Account (Lincoln Life, the Separate Account and
                   the General Account)
            17     Surrenders
            18     The Variable Account (Lincoln Life, the Separate Account and
                   the General Account)
            19     Reports to Policy Owners
            20     *
            21     Policy Loans
            22     *
            23     Lincoln Life (Lincoln Life, the Separate Account and the
                   General Account)

  ITEM OF FORM
     N-8B-2        LOCATION IN PROSPECTUS
-----------------  --------------------------------------------------------------
            24     Incontestability; Suicide; Misstatement of Age or Sex
            25     Lincoln Life (Lincoln Life, the Separate Account and the
                   General Account)
            26     Fund Participation Agreements
            27     The Variable Account (Lincoln Life, the Separate Account and
                   the General Account)
            28     Directors and Officers of Lincoln Life
            29     Lincoln Life (Lincoln Life, the Separate Account and the
                   General Account)
            30     *
            31     *
            32     *
            33     *
            34     *
            35     *
            37     *
            38     Distribution of Policies
            39     Distribution of Policies
            40     *
         41(a)     Distribution of Policies
            42     *
            43     *
            44     The Funds; Premium Payments
            45     *
            46     Surrenders
            47     The Variable Account; Surrenders, Transfers (Lincoln Life, the
                   Separate Account and the General Account)
            48     *
            49     *
            50     The Variable Account (Lincoln Life, the Separate Account and
                   the General Account)
            51     Cover Page; Highlights; Premium Payments; Right to Exchange
                   for a Fixed Benefit Policy
            52     Substitution of Securities
            53     Tax Matters
            54     *
            55     *

* Not Applicable

                                    PART II
                        FEES AND CHARGES REPRESENTATION

    Lincoln Life represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                          UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                INDEMNIFICATION

        (a) Brief description of indemnification provisions.

           In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

           In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

           Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

        (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


    This Post-Effective Amendment No. 2 to this registration statement comprises the following papers and documents:



       The facing sheet;
       A cross-reference sheet (reconciliation and tie);
       The undertaking to file reports;
       The signatures

1.         The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:
     (1)   Resolution of the Board of Directors of The Lincoln National Life Insurance
           Company and related documents authorizing establishment of the Account.(4)
     (2)   Not applicable.
     (3)   (a)  Not applicable.
           (b)  Commission Schedule for Variable Life Policies.(6)
     (4)   Not applicable.
     (5)   (a)  Proposed Form of Policy LN 660(8)
           (b)  Riders.(4)
     (6)   (a)  Articles of Incorporation of The Lincoln National Life Insurance Company.(2)
           (b)  Bylaws of The Lincoln National Life Insurance Company.(2)
     (7)   Not applicable.
     (8)   Fund Participation Agreements.
           Forms of Agreements between The Lincoln National Life Insurance Company and:
           (a)  AIM Variable Insurance Funds, Inc.*
           (b)  BT Insurance Funds Trust.(7)
           (c)  Delaware Group Premium Fund, Inc.(5)
           (d)  Fidelity Variable Insurance Products Fund.(1)
           (e)  Fidelity Variable Insurance Products Fund II.(1)
           (f)  MFS-Registered Trademark- Variable Insurance Trust.(6)
           (g)  Templeton Variable Products Series Fund.*
           (h)  OCC Accumulation Trust.(7)
     (9)   Services Agreement between The Lincoln National Life Insurance Co. and Delaware
           Management Co.(3)
    (10)   See Exhibit 1(5).
2.         See Exhibit 1(5).
3.         Opinion and Consent of Robert A. Picarello, Esq.*
4.         Not applicable.
5.         Not applicable.
6.         Opinion and consent of Vaughn Robbins, F.S.A.*
7.         Consent of Ernst & Young LLP, Independent Auditors.*
8.         Not applicable.



 * To be filed by Amendment.


(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-04999) filed on September 26, 1996.


(2) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) filed on December 5, 1996.


(3) Incorporated by reference to Registration Statement on Form S-6 (File No. 33-40745) filed on November 21, 1997.


(4) Incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.


(5) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-25990) filed on April 22, 1998.


(6) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42479) filed on April 28, 1998.


(7) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-42479) filed on May 12, 1998.


(8) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-42479) filed on December 30, 1998.

                                   SIGNATURES


    As required by the Securities Act of 1933, the registrant has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form S-6 (File No. 333-42479) to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut on the 18th day of March, 1999.


                                          LINCOLN LIFE FLEXIBLE PREMIUM
                                          VARIABLE LIFE
                                           ACCOUNT M
                                          (Registrant)

                                          By:          /s/ JOHN H. GOTTA

                                             -----------------------------------
                                                        John H. Gotta
                                                    SENIOR VICE PRESIDENT
                                             THE LINCOLN NATIONAL LIFE INSURANCE
                                                           COMPANY

                                          THE LINCOLN NATIONAL LIFE INSURANCE
                                          COMPANY
                                          (Depositor)

                                          By:          /s/ JOHN H. GOTTA

                                             -----------------------------------
                                                        John H. Gotta
                                                    SENIOR VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-42479) has been signed below on March 18, 1999 by the following persons, as officers and directors of the Depositor, in the capacities indicated:


                    SIGNATURE                                 TITLE
--------------------------------------------------  -------------------------

             /s/ GABRIEL L. SHAHEEN*                President, Chief
   -------------------------------------------      Executive Officer and
                Gabriel L. Shaheen                  Director
                                                    (Principal Executive
                                                    Officer)

             /s/ LAWRENCE T. ROWLAND*               Executive Vice President
   -------------------------------------------      and Director
               Lawrence T. Rowland

                /s/ KEITH J. RYAN*                  Senior Vice President,
   -------------------------------------------      Assistant Treasurer
                  Keith J. Ryan                     and Chief Financial
                                                    Officer
                                                    (Principal Financial
                                                    Officer and Principal
                                                    Accounting Officer)

             /s/ H. THOMAS MCMEEKIN*                Director
   -------------------------------------------
                H. Thomas McMeekin

             /s/ RICHARD C. VAUGHAN*                Director
   -------------------------------------------
                Richard C. Vaughan

                /s/ JON A. BOSCIA*                  Director
   -------------------------------------------
                  Jon A. Boscia

                                          By:          /s/ JOHN H. GOTTA

                                             -----------------------------------
                                                        John H. Gotta
                                                      ATTORNEY-IN-FACT

(A Majority of the Directors)

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all amendments to Registration Statement No. 333-42479 filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such amendment to said Registration Statement.

    WITNESS our hands and common seal on this 18th day of December, 1998.

                  SIGNATURE                              TITLE
---------------------------------------------  -------------------------

           /s/ GABRIEL L. SHAHEEN              President, Chief
   --------------------------------------      Executive Officer and
             Gabriel L. Shaheen                Director
                                               (Principal Executive
                                               Officer)

           /s/ LAWRENCE T. ROWLAND             Executive Vice President
   --------------------------------------      and Director
             Lawrence T. Rowland

              /s/ KEITH J. RYAN                Senior Vice President,
   --------------------------------------      Assistant Treasurer and
                Keith J. Ryan                  Chief
                                               Financial Officer
                                               (Principal Financial
                                               Officer and Principal
                                               Accounting Officer)

           /s/ H. THOMAS MCMEEKIN              Director
   --------------------------------------
             H. Thomas McMeekin

           /s/ RICHARD C. VAUGHAN              Director
   --------------------------------------
             Richard C. Vaughan

              /s/ JON A. BOSCIA                Director
   --------------------------------------
                Jon A. Boscia